Promissory Notes and Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Notes and Loans Payable [Abstract]
Schedule of related party officer and his affiliates convertible notes balance
	March 31, 2021	September 30, 2020
Principal loans and notes	$1,008,498	$990,305
Discounts	(131,724)	(87,054)
Total	876,774	903,251
Less Current portion	(571,984)	903,251
Non-current	$304,790	$-

	2020	2019
Principal loans and notes	$990,305	$372,260
Discounts	(87,054)	(87,311)
Total	$903,251	$284,949